Debt - Schedule of Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended		9 Months Ended	0 Months Ended	9 Months Ended
	Dec. 31, 2013	May 09, 2012	Feb. 27, 2012	Feb. 18, 2013	Aug. 15, 2012	Sep. 30, 2014	Dec. 31, 2012
Debt Instrument [Line Items]
Current portion of debt	86,117						$ 23,232
Long-term debt	3,643,548					3,065,440	3,420,927
Book value of outstanding debt	3,729,665					3,088,000	3,444,159
Initial Term Loan Facility [Member]
Debt Instrument [Line Items]
Rate	One-month LIBOR
Initial Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate		5.75%	2.00%	5.75%
Incremental Term Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate					6.00%
Senior Secured Credit [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Rate	L+4.00%					L+3.00%
Debt variable rate	4.00%
Rate	5.25%
Debt Instrument, maturity date	Feb. 19, 2019					Feb. 19, 2019
Book value of outstanding debt	1,747,378
Senior Secured Credit [Member] | Term Loan B [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate	4.00%					3.00%
Senior Secured Credit [Member] | Term Loan B Incremental Term Loan Facility [Member]
Debt Instrument [Line Items]
Rate	L+3.50%					L+3.00%
Debt variable rate	3.50%
Rate	4.50%
Debt Instrument, maturity date	Feb. 19, 2019					Feb. 19, 2019
Book value of outstanding debt	349,125
Senior Secured Credit [Member] | Term Loan B Incremental Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate	3.50%					3.00%
Senior Secured Credit [Member] | Term Loan C [Member]
Debt Instrument [Line Items]
Rate	L+3.00%					L+2.50%
Debt variable rate	3.00%
Rate	4.00%
Debt Instrument, maturity date	Dec. 31, 2017					Dec. 31, 2017
Book value of outstanding debt	360,477
Senior Secured Credit [Member] | Term Loan C [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate	3.00%					2.50%
Senior Secured Credit [Member] | Revolver L+3.75% Due 2018 [Member]
Debt Instrument [Line Items]
Rate	L+3.75%
Debt Instrument, maturity date	Feb. 19, 2018
Book value of outstanding debt	0						0
Senior Secured Credit [Member] | Revolver L+3.75% Due 2018 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate	3.75%
Senior Secured Credit [Member] | Initial Term Loan Facility [Member]
Debt Instrument [Line Items]
Rate	L+2.00%
Debt Instrument, maturity date	Sep. 30, 2014
Book value of outstanding debt							238,335
Senior Secured Credit [Member] | Initial Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate	2.00%
Senior Secured Credit [Member] | First Extended Term Loan Facility [Member]
Debt Instrument [Line Items]
Rate	L+5.75%
Debt Instrument, maturity date	Sep. 30, 2017
Book value of outstanding debt							1,162,622
Senior Secured Credit [Member] | First Extended Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate	5.75%
Senior Secured Credit [Member] | Second Extended Term Loan Facility [Member]
Debt Instrument [Line Items]
Rate	L+5.75%
Debt Instrument, maturity date	Dec. 31, 2017
Book value of outstanding debt							401,515
Senior Secured Credit [Member] | Second Extended Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate	5.75%
Senior Secured Credit [Member] | Incremental Term Loan [Member]
Debt Instrument [Line Items]
Rate	L+6.00%
Debt Instrument, maturity date	Dec. 31, 2017
Book value of outstanding debt							370,536
Senior Secured Credit [Member] | Incremental Term Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt variable rate	6.00%
Senior unsecured notes due 2016 [Member] | 8.35% Due 2016 [Member]
Debt Instrument [Line Items]
Rate	8.35%					8.35%
Debt Instrument, maturity date	Mar. 15, 2016					Mar. 31, 2016
Book value of outstanding debt	389,321						385,099
Senior secured notes due 2019 [Member] | 8.50% Due 2019 [Member]
Debt Instrument [Line Items]
Rate	8.50%					8.50%
Debt Instrument, maturity date	May 15, 2019					May 15, 2019
Book value of outstanding debt	799,823					480,000	801,712
Mortgage Facility [Member] | 5.80% Due 2017 [Member]
Debt Instrument [Line Items]
Rate	5.80%					5.80%
Debt Instrument, maturity date	Mar. 31, 2017					Mar. 31, 2017
Book value of outstanding debt	83,541						$ 84,340